Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.03%
Alabama: 3.08%
Health revenue: 0.59%
Health Care Authority For Baptist Health Alabama Series A	5.00%	11-15-2033	$ 3,885,000	$ 4,397,465
Industrial development revenue: 0.12%
Selma Alabama Industrial Development Board Refunding Bond Gulf Opportunity Zone International	1.38	5-1-2034	1,000,000	931,645
Miscellaneous revenue: 0.22%
Huntsville Alabama Public Building Authority	5.00	2-1-2052	1,500,000	1,610,785
Utilities revenue: 1.89%
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	1,000,000	971,831
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25	1-1-2054	5,000,000	5,273,936
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR +0.85%) ±	3.97	6-1-2049	2,925,000	2,929,251
Tender Option Bond Trust Receipts/Floater Certificates Series 2022-XF3073 144Aø	4.27	2-1-2053	5,000,000	5,000,000
				14,175,018
Water & sewer revenue: 0.26%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	1,350,000	1,167,751
Jefferson County AL Sewer Revenue Senior Lien (AGM Insured)	5.50	10-1-2053	760,000	779,487
				1,947,238
				23,062,151
Alaska: 0.26%
Health revenue: 0.26%
Alaska Industrial Development & Export Authority Series A	5.00	10-1-2032	1,740,000	1,909,935
Arizona: 2.67%
Education revenue: 1.77%
Arizona IDA Education Revenue Candeo Schools Incorporated Project Series 2020A (State School District Credit Program Insured)	4.00	7-1-2047	650,000	596,342
Arizona IDA Education Revenue Series 2021A	4.00	7-1-2041	1,000,000	891,972
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses 144A	5.00	7-1-2023	145,000	145,735
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	4.90	6-15-2028	800,000	773,236
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,000,000	959,809
Maricopa County AZ IDA Horizon Community Learning Center Project	5.00	7-1-2035	3,000,000	2,912,040
Pima County AZ IDA Educational Facility Desert Heights Charter School	7.00	5-1-2034	1,000,000	1,018,214
Pima County AZ IDA Facility Revenue Refunding Bond Series 2022 144A	4.00	6-15-2031	1,045,000	985,446
Pima County AZ IDA Noah Webster Schools Project Series A	6.75	12-15-2033	1,120,000	1,138,555
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pima County AZ IDA Paideia Academies Project 144A	5.00%	7-1-2025	$ 305,000	$ 303,637
Pima County AZ IDA Paideia Academies Project 144A	6.00	7-1-2035	1,475,000	1,491,754
Pima County AZ IDA Paideia Academies Project 144A	6.13	7-1-2045	2,000,000	2,005,360
				13,222,100
Health revenue: 0.12%
Tempe AZ IDA Series 2021A	4.00	12-1-2030	495,000	453,430
Tempe AZ IDA Series 2021A	4.00	12-1-2031	470,000	424,940
				878,370
Industrial development revenue: 0.05%
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	500,000	396,045
Tax revenue: 0.16%
City of San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2038	1,200,000	1,226,271
Utilities revenue: 0.57%
Salt River Agricultural Improvement & Power Project Series A	5.00	12-1-2045	2,000,000	2,083,772
Salt Verde Financial Corporation Gas Revenue Bond Series 2007-1	5.00	12-1-2032	2,055,000	2,190,863
				4,274,635
				19,997,421
California: 4.82%
Airport revenue: 1.90%
Los Angeles CA International Airports Revenue Bonds 2022 Series G	5.25	5-15-2047	1,000,000	1,079,978
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	10,000,000	10,176,671
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2033	1,695,000	1,897,878
San Jose CA Airport Revenue Refunding Bond AMT Series A	5.00	3-1-2035	1,000,000	1,051,873
				14,206,400
Education revenue: 0.13%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	1,000,000	1,014,313
GO revenue: 0.47%
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	500,000	410,430
Hawthorne CA School District CAB Series C (NPFGC Insured) ¤	0.00	11-1-2025	100,000	92,164
Los Angeles CA Unified School District Series R	4.00	7-1-2044	3,000,000	3,045,991
				3,548,585
Health revenue: 0.33%
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	1,200,000	1,242,794
California HFFA Stanford Health Care Series A	4.00	8-15-2050	1,000,000	990,537
University of California Regents Medical Center Unrefunded Bond Series J	5.25	5-15-2038	220,000	220,674
				2,454,005
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.12%
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00%	2-1-2050	$ 500,000	$ 414,086
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	474,048	475,968
				890,054
Industrial development revenue: 0.67%
California Infrastructure & Economic Development Brightline West Passenger Rail 144A	3.65	1-1-2050	5,000,000	5,001,226
Miscellaneous revenue: 0.21%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	1,000,000	1,026,327
San Diego CA PFA Capital Improvement Project Series B	5.00	10-15-2029	500,000	530,885
				1,557,212
Transportation revenue: 0.29%
Riverside County CA Transportation Commission Toll Revenue 2021 Series B-1	4.00	6-1-2046	2,250,000	2,148,840
Utilities revenue: 0.70%
California Community Choice Financing Authority Clean Energy Project Series B-2	5.00	7-1-2053	5,000,000	5,256,132
				36,076,767
Colorado: 4.02%
Airport revenue: 0.19%
Denver CO City & County Airport Revenue Bonds Series 2022B	5.25	11-15-2053	1,250,000	1,392,421
Education revenue: 0.37%
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	1,310,000	1,377,276
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	385,000	388,179
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13	9-1-2048	1,000,000	1,021,205
				2,786,660
GO revenue: 1.33%
Broadway Station Metropolitan District #3	5.00	12-1-2039	749,000	624,643
Colorado Aviation Station North Metropolitan District #2 Limited Series A	5.00	12-1-2039	750,000	707,494
Colorado Aviation Station North Metropolitan District #2 Refunding & Improvement Bonds Limited Tax Series A	5.00	12-1-2048	850,000	751,991
Douglas County CO Rampart Range Metropolitan District #5 Series 2021	4.00	12-1-2036	1,000,000	838,613
Southlands CO Metropolitan District #1 Series A-2	5.00	12-1-2047	650,000	606,466
Thompson Crossing Metropolitan District #4	5.00	12-1-2039	1,400,000	1,330,457
Weld County Colorado School District #4	5.00	12-1-2041	4,500,000	5,119,239
				9,978,903
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.82%
Colorado Health Facilities Authority CommonSpirit Health Series 2022A	5.50%	11-1-2047	$ 1,000,000	$ 1,082,221
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	3,000,000	3,095,878
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	2,000,000	1,942,071
				6,120,170
Industrial development revenue: 0.34%
Denver CO Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016	5.00	12-1-2033	2,500,000	2,571,857
Miscellaneous revenue: 0.49%
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2038	2,000,000	2,045,138
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	1,500,000	1,605,630
				3,650,768
Utilities revenue: 0.48%
Public Authority for Colorado Energy Natural Gas	6.50	11-15-2038	3,000,000	3,590,047
				30,090,826
Connecticut: 1.28%
Education revenue: 0.58%
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2035	850,000	950,686
Connecticut State HEFAR Trinity College Series R	5.00	6-1-2036	880,000	976,080
University of Connecticut Series A	5.00	2-15-2041	2,200,000	2,396,607
				4,323,373
GO revenue: 0.33%
Bridgeport CT Series A	5.00	6-1-2035	1,000,000	1,119,815
Hamden CT (BAM Insured)	5.00	8-15-2025	275,000	283,044
Hamden CT Series A (BAM Insured)	4.00	8-1-2039	500,000	501,479
Hamden CT Series A (BAM Insured)	5.00	8-1-2035	500,000	546,985
				2,451,323
Health revenue: 0.37%
Connecticut HEFA Revenue Nuvance Health Series A	4.00	7-1-2041	860,000	789,503
Connecticut HEFA Revenue Stamford Hospital Series M	4.00	7-1-2040	2,150,000	2,012,917
				2,802,420
				9,577,116
Delaware: 0.27%
Education revenue: 0.21%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	1,500,000	1,544,784
Transportation revenue: 0.06%
Delaware River & Bay Authority Revenue Bonds Refunding Series 2022	5.00	1-1-2037	400,000	461,778
				2,006,562
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.21%
Airport revenue: 0.21%
Metropolitan Washington Airports Authority Series 2021A	5.00%	10-1-2046	$ 1,500,000	$ 1,586,232
Florida: 6.38%
Airport revenue: 3.91%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	4,500,000	4,609,139
Broward County FL Port Facilities Revenue Bond Series 2019B	4.00	9-1-2037	7,490,000	7,590,339
Jacksonville FL Port Authority Series B	5.00	11-1-2040	2,625,000	2,817,759
Jacksonville FL Port Authority Series B	5.00	11-1-2044	5,500,000	5,878,710
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	3,000,000	3,078,547
Miami-Dade County FL Rickenbacker Causeway Revenue Bond Series 2014	5.00	10-1-2029	500,000	511,570
Miami-Dade County FL Rickenbacker Causeway Revenue Bond Series 2014	5.00	10-1-2030	550,000	562,524
Miami-Dade County FL Seaport AMT Series A	5.25	10-1-2052	3,000,000	3,196,638
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	1,000,000	1,015,413
				29,260,639
Education revenue: 0.56%
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	1,000,000	1,010,633
Florida Development Finance Corporation Educational Facilities Revenue Bonds Series 2022 144A	5.00	10-1-2042	500,000	476,081
Florida Higher Educational Facilities Financing Authority Jacksonville University 144A	4.50	6-1-2033	1,300,000	1,239,667
Miami-Dade County FL IDA Youth Co-Op Charter School Project Series 2015A 144A	5.75	9-15-2035	1,500,000	1,504,684
				4,231,065
Health revenue: 0.90%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	1,500,000	1,491,751
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00	11-1-2038	250,000	225,020
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	1,500,000	1,393,492
Sarasota County FL Public Hospital District Revenue Bonds Series 2022	5.00	7-1-2052	1,250,000	1,318,237
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2030	225,000	250,998
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2031	450,000	499,497
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2032	250,000	276,206
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2033	250,000	274,665
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2035	475,000	512,309
Tampa FL Hospital Revenue H Lee Moffitt Cancer Center Project	5.00	7-1-2036	475,000	506,538
				6,748,713
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  5

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.55%
Florida State Department of Transportation Sunshine Bridge (AGM Insured)	4.00%	7-1-2037	$ 4,000,000	$ 4,097,800
Utilities revenue: 0.08%
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	500,000	600,924
Water & sewer revenue: 0.38%
Orange County FL Water and Wastewater Revenue Utility	5.00	10-1-2040	1,090,000	1,217,729
Wildwood FL Utility Dependent District Series 2021 (BAM Insured)	5.00	10-1-2038	1,455,000	1,633,833
				2,851,562
				47,790,703
Georgia: 3.30%
Energy revenue: 0.81%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project (AGM Insured)	5.00	7-1-2064	4,000,000	4,158,591
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 Project	5.00	1-1-2036	800,000	856,179
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	1,000,000	1,032,941
				6,047,711
Health revenue: 0.14%
Fulton County GA Development Authority Hospital WellStar Health System Series A	5.00	4-1-2042	1,000,000	1,025,814
Industrial development revenue: 0.11%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (Ambac Insured)	5.00	1-1-2027	50,000	52,638
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,000,000	781,537
				834,175
Miscellaneous revenue: 0.24%
Brookhaven GA Urban Redevelopment Agency Series A	4.00	7-1-2044	1,800,000	1,809,811
Utilities revenue: 2.00%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	5,000,000	4,963,150
Main Street Natural Gas Incorporated Georgia Gas Supply Series A	5.00	6-1-2053	5,000,000	5,215,878
Main Street Natural Gas Incorporated Georgia Gas Supply Series C	4.00	5-1-2052	1,500,000	1,472,535
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	3,500,000	3,337,975
				14,989,538
				24,707,049
Guam: 0.17%
Airport revenue: 0.05%
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2036	370,000	375,293
See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.12%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00%	1-1-2042	$ 1,000,000	$ 904,161
				1,279,454
Hawaii: 0.28%
Airport revenue: 0.28%
Hawaii Airports System Revenue Series A	5.00	7-1-2048	2,000,000	2,059,095
Idaho: 0.17%
Education revenue: 0.17%
Idaho Housing & Finance Association Idaho Arts Charter School Series A 144A	5.00	12-1-2036	900,000	919,724
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	365,000	365,181
				1,284,905
Illinois: 16.67%
Airport revenue: 1.34%
Chicago IL Midway Airport Second Lien Refunding Bonds Series A	5.50	1-1-2031	4,500,000	4,505,171
Chicago IL O'Hare International Airport AMT General Senior Lien Series A	5.00	1-1-2032	1,440,000	1,472,631
Chicago IL O'Hare International Airport AMT Series A	5.00	1-1-2048	2,000,000	2,050,797
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	1,500,000	1,519,610
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	500,000	508,567
				10,056,776
Education revenue: 0.38%
Illinois Finance Authority Wesley University	5.00	9-1-2036	2,345,000	2,424,424
Southern Illinois University Housing and Auxiliary Facilities System Refunding Revenue Series A (BAM Insured)	4.00	4-1-2031	450,000	462,611
				2,887,035
GO revenue: 6.68%
Chicago IL Board of Education Dedicated Capital Improvement Tax Bonds Series 2023	5.75	4-1-2048	1,500,000	1,633,159
Chicago IL Board of Education Series A	5.00	12-1-2035	4,250,000	4,388,317
Chicago IL Board of Education Series A	5.00	12-1-2038	4,105,000	4,154,620
Chicago IL Board of Education Series A	5.00	12-1-2042	2,000,000	1,948,576
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2027	6,000,000	5,253,601
Chicago IL City Colleges Capital Improvement Project CAB (NPFGC Insured) ¤	0.00	1-1-2031	800,000	594,016
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2030	1,000,000	1,044,123
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2031	1,000,000	1,043,557
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2032	1,225,000	1,278,378
Chicago IL Park District Limited Tax Park Bonds Series 2016A	5.00	1-1-2035	1,000,000	1,037,372
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  7

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016A	5.00%	11-15-2028	$ 1,655,000	$ 1,752,501
Chicago IL Park District Unlimited Tax Refunding Bonds Series 2016E	5.00	11-15-2029	1,735,000	1,836,550
Chicago IL Series 2020-A	5.00	1-1-2027	2,000,000	2,092,097
Chicago IL Series 2021A	5.00	1-1-2034	2,500,000	2,643,653
Chicago IL Series A	6.00	1-1-2038	3,500,000	3,739,518
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (AGM Insured) ¤	0.00	12-1-2025	675,000	616,823
Cook County IL School District #159 CAB Prerefunded Bond (AGM Insured) ¤	0.00	12-1-2023	455,000	446,718
Cook County IL School District #159 CAB Unrefunded Bond (AGM Insured) ¤	0.00	12-1-2023	160,000	156,488
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	1,130,000	1,152,418
Illinois Series 2016	5.00	11-1-2025	2,000,000	2,099,482
Illinois Series B	5.00	10-1-2031	2,000,000	2,246,046
Kane, Cook & DuPage Counties IL	5.00	1-1-2034	200,000	203,332
Kane, Cook & DuPage Counties IL	5.00	1-1-2034	1,000,000	1,010,244
Kane, Cook & DuPage Counties IL	5.00	1-1-2034	1,500,000	1,515,366
Village Bolingbrook IL (AGM Insured)	5.00	1-1-2031	500,000	518,269
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	1,625,000	1,144,172
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2032	715,000	758,841
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2033	745,000	785,670
Will County IL Crete-Monee Community High School District #201 Series B (AGM Insured)	4.00	1-1-2035	475,000	496,906
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2027	1,030,000	911,540
Will County IL Lincoln-Way Community High School District #210 CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2028	475,000	406,377
Winnebago County IL Series A (AGM Insured)	4.00	12-30-2025	1,035,000	1,077,233
				49,985,963
Health revenue: 1.32%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	1,750,000	1,622,908
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	1,000,000	845,807
Illinois Finance Authority Revenue Bonds Carle Foundation Series A	5.00	2-15-2045	2,350,000	2,406,040
Illinois Finance Authority Revenue Bonds Series 2015A	5.00	11-15-2045	1,750,000	1,769,244
Illinois Finance Authority University of Chicago Series 2022A	5.00	8-15-2047	3,000,000	3,216,208
				9,860,207
Miscellaneous revenue: 0.90%
Chicago IL Board of Education Series H	5.00	12-1-2036	1,000,000	1,018,206
Illinois Finance Authority Rogers Park Montessori School	5.00	2-1-2024	95,000	95,115
Illinois GO Series June 2013	5.25	7-1-2028	400,000	401,691
Illinois Refunding Bonds	5.00	2-1-2026	1,000,000	1,054,742
Illinois Series 2013	5.50	7-1-2025	1,250,000	1,256,158
Illinois Series 2013	5.50	7-1-2033	1,000,000	1,004,219
See accompanying notes to portfolio of investments

8  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Illinois Series 2014	5.00%	5-1-2025	$ 870,000	$ 885,419
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,035,719
				6,751,269
Tax revenue: 3.05%
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	1,768,683
Illinois Series A	4.00	1-1-2029	1,000,000	1,000,357
Illinois Sports Facilities Authority State Tax Supported (AGM Insured)	5.25	6-15-2031	2,500,000	2,538,136
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	1,500,000	1,528,417
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	11,000,000	8,250,147
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	1,950,000	1,556,611
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B1 (AGM Insured) ¤	0.00	6-15-2027	5,150,000	4,474,642
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00	12-15-2042	750,000	691,158
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	1,000,000	999,224
				22,807,375
Transportation revenue: 0.93%
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	2,000,000	2,184,551
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,030,000	1,040,132
Illinois Toll Highway Authority Toll Senior Series A	5.00	1-1-2045	3,450,000	3,709,161
				6,933,844
Water & sewer revenue: 2.07%
Chicago IL Wastewater Second Lien Transmission Revenue Project Bonds Series 2014	5.00	1-1-2025	1,985,000	2,012,604
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	1,000,000	1,003,848
Chicago IL Water Revenue Refunding Bond Second Lien	5.00	11-1-2025	2,600,000	2,721,112
Chicago IL Water Revenue Second Lien Project	5.00	11-1-2026	2,750,000	2,817,291
Chicago IL Waterworks Second Lien Series 2004	5.00	11-1-2027	2,250,000	2,383,326
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	1,000,000	1,006,470
Chicago IL Waterworks Second Lien Series 2014	5.00	11-1-2044	2,500,000	2,522,717
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2037	1,000,000	1,050,994
				15,518,362
				124,800,831
Indiana: 0.93%
Education revenue: 0.20%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00	7-1-2047	1,500,000	1,537,541
Health revenue: 0.73%
Indiana Finance Authority Health System Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2034	5,360,000	5,457,515
				6,995,056
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  9

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.70%
Tax revenue: 0.70%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB 144A¤	0.00%	9-1-2034	$14,245,000	$ 5,259,502
Kentucky: 1.90%
Miscellaneous revenue: 0.35%
Kentucky State Property and Buildings Commission Revenue Bonds Series A (AGM Insured)	5.00	11-1-2039	2,325,000	2,568,920
Transportation revenue: 0.14%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,055,472
Utilities revenue: 1.41%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	9,020,000	8,979,084
Paducah KY Electric Plant (AGM Insured)	5.00	10-1-2035	1,510,000	1,597,917
				10,577,001
				14,201,393
Louisiana: 0.74%
Airport revenue: 0.25%
New Orleans LA Aviation Board General Airport Revenue Bonds Series 2015A	5.00	1-1-2040	1,215,000	1,234,012
Port New Orleans LA Board Commuters Port Facility Revenue AMT Series E	5.00	4-1-2038	640,000	668,510
				1,902,522
Industrial development revenue: 0.13%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project Series 2017A-3	2.20	6-1-2037	1,000,000	938,788
Water & sewer revenue: 0.36%
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2033	600,000	639,261
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2034	500,000	529,354
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2035	500,000	525,726
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2036	565,000	587,685
Greater Ouachita Water Company (BAM Insured)	4.00	9-1-2037	415,000	424,225
				2,706,251
				5,547,561
Maine: 0.02%
Airport revenue: 0.02%
Portland ME General Airport	5.00	7-1-2023	175,000	175,810
Maryland: 1.82%
Airport revenue: 0.46%
Maryland State Economic Development Corporation	4.00	7-1-2039	1,100,000	1,014,797
Maryland State Economic Development Corporation	4.00	7-1-2044	750,000	665,621
Maryland State Economic Development Corporation	5.00	7-1-2024	645,000	651,967
See accompanying notes to portfolio of investments

10  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Maryland State Economic Development Corporation	5.00%	7-1-2027	$ 800,000	$ 834,476
Maryland State Economic Development Corporation	5.00	7-1-2029	220,000	233,655
				3,400,516
Education revenue: 0.72%
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016A	5.75	8-1-2033	1,000,000	1,004,487
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016A	7.00	8-1-2046	1,500,000	1,557,373
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2018-A2	6.00	8-1-2048	2,825,000	2,840,029
				5,401,889
Health revenue: 0.64%
Maryland HEFAR Adventist Healthcare Series 2021B	4.00	1-1-2051	5,000,000	4,287,179
Maryland HEFAR Frederick Health System	4.00	7-1-2040	550,000	524,437
				4,811,616
				13,614,021
Massachusetts: 1.08%
Airport revenue: 0.29%
Massachusetts State Port Authority Revenue Bonds Series 2022-A	5.00	7-1-2041	2,000,000	2,164,024
Health revenue: 0.51%
Massachusetts State Development Finance Authority Revenue Bonds Series F	5.00	8-15-2045	2,000,000	2,042,006
Massachusetts State Development Finance Authority Umass Memorial Health Care Obligation	5.00	7-1-2044	1,785,000	1,802,907
				3,844,913
Tax revenue: 0.28%
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,090,120
				8,099,057
Michigan: 3.27%
Education revenue: 0.05%
Western Michigan University	5.25	11-15-2031	400,000	406,525
Health revenue: 0.13%
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2015	5.00	11-15-2045	1,000,000	1,016,441
Miscellaneous revenue: 0.26%
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	2,000,000	1,943,314
Tax revenue: 0.54%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	4,000,000	4,016,130
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  11

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.29%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016C	5.00%	7-1-2036	$ 3,560,000	$ 3,750,448
Great Lakes Michigan Water Authority Water Supply System Series 2016D	4.00	7-1-2032	4,000,000	4,127,894
Great Lakes Michigan Water Authority Water Supply System Series 2016D (AGM Insured)	4.00	7-1-2033	4,000,000	4,143,385
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	4,000,000	4,079,720
Michigan Finance Authority Local Government Loan Program Series D4	5.00	7-1-2029	1,000,000	1,024,600
				17,126,047
				24,508,457
Minnesota: 0.13%
Airport revenue: 0.09%
Minneapolis & St Paul MN Metropolitan Airports Commission Revenue Bonds Series 2022B	5.25	1-1-2047	650,000	693,277
Education revenue: 0.04%
Independence MN Charter School Lease Series A	4.25	7-1-2026	300,000	291,143
				984,420
Mississippi: 0.54%
Miscellaneous revenue: 0.54%
Mississippi City of Jackson Convention Center Series A (Municipal Government Guaranty Insured)	5.00	3-1-2026	3,050,000	3,216,062
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	835,000	836,357
				4,052,419
Missouri: 0.69%
Miscellaneous revenue: 0.69%
Kansas City MO IDA Series B (AGM Insured)	5.00	3-1-2049	5,000,000	5,143,948
Nebraska: 0.28%
Utilities revenue: 0.28%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ)	4.00	12-1-2049	2,080,000	2,085,872
Nevada: 0.86%
GO revenue: 0.80%
Clark County NV School District Limited Tax Building Series A (AGM Insured)	4.00	6-15-2040	750,000	752,078
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	2,000,000	2,051,002
Clark County NV Series A	5.00	5-1-2048	3,000,000	3,175,427
				5,978,507
See accompanying notes to portfolio of investments

12  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.06%
Clark County NV Southern California Edison Company Project	2.10%	6-1-2031	$ 500,000	$ 421,919
				6,400,426
New Hampshire: 0.81%
Housing revenue: 0.25%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	1,907,654	1,901,643
Water & sewer revenue: 0.56%
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2026	1,000,000	1,034,811
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2027	845,000	890,357
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	480,000	505,765
New Hampshire Business Authority Water Facility Pennichuck Water Works Incorporated Project Series A	5.00	1-1-2028	1,690,000	1,748,830
				4,179,763
				6,081,406
New Jersey: 3.63%
Education revenue: 0.35%
Atlantic County NJ Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2041	530,000	521,725
New Jersey EDA	5.00	3-1-2027	160,000	160,146
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.00	7-1-2027	500,000	494,701
New Jersey EDA Hatikvah International Academy Charter School Project Series A 144A	5.25	7-1-2037	1,500,000	1,417,847
				2,594,419
Housing revenue: 1.09%
New Jersey Housing and Mortgage Finance Agency Series B	3.30	10-1-2025	3,375,000	3,363,305
New Jersey Housing and Mortgage Finance Agency Series B	3.40	4-1-2026	3,405,000	3,351,324
New Jersey Housing and Mortgage Finance Agency Series B	3.45	10-1-2026	1,495,000	1,460,583
				8,175,212
Miscellaneous revenue: 0.29%
New Jersey EDA Transportation Project Bonds Portal North Bridge Project Series 2022A	5.25	11-1-2041	2,000,000	2,198,489
Tax revenue: 0.77%
New Jersey EDA Motor Vehicle Surcharge Unrefunded Bonds Series A (NPFGC Insured)	5.25	7-1-2026	205,000	219,894
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,251,967
New Jersey TTFA Series AA	4.00	6-15-2045	2,000,000	1,918,223
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,338,318
				5,728,402
Transportation revenue: 0.97%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	2,500,000	1,850,185
New Jersey TTFA Series A	4.00	6-15-2042	750,000	736,213
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  13

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New Jersey TTFA Series A	5.00%	6-15-2029	$ 2,000,000	$ 2,123,567
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,524,623
South Jersey Transportation Authority Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,000,000	1,040,586
				7,275,174
Water & sewer revenue: 0.16%
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT American Water Company Incorporated Project Series A	2.20	10-1-2039	1,350,000	1,192,259
				27,163,955
New York: 5.96%
Airport revenue: 0.58%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2033	1,000,000	1,122,550
New York Transportation Development Corporation Special Facility Revenue Terminal 4 JFK International Airport	5.00	12-1-2034	2,000,000	2,230,483
Port Authority of New York and New Jersey Consolidated Series 221	4.00	7-15-2040	1,000,000	984,418
				4,337,451
Education revenue: 1.70%
City of Troy NY Capital Resource Corporation Revenue Refunding Bonds	4.00	9-1-2032	350,000	364,752
Hempstead NY Local Development Corporation Education Revenue Refunding Bond Academy Charter School Project	5.66	2-1-2044	4,585,000	4,442,953
Hempstead NY Local Development Corporation Evergreen Charter School Project Series 2022A	5.25	6-15-2042	1,500,000	1,500,962
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	1,155,000	911,242
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	1,915,000	1,420,123
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	3,500,000	3,574,625
Monroe County NY IDA Refunding Bond Monroe Community College Association (AGM Insured)	5.00	1-15-2038	500,000	507,999
				12,722,656
Health revenue: 0.23%
Broome County NY Local Development Corporation Revenue United Health Services Hospitals Incorporated Project (AGM Insured)	4.00	4-1-2038	1,250,000	1,242,111
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	500,000	474,890
				1,717,001
Industrial development revenue: 0.76%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	915,661
See accompanying notes to portfolio of investments

14  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00%	1-1-2031	$ 1,135,000	$ 1,179,584
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	3,500,000	3,607,400
				5,702,645
Miscellaneous revenue: 0.10%
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	1,000,000	735,710
Tax revenue: 1.13%
New York Dormitory Authority Personal Income Tax Revenue Bonds Series 2019A	5.00	3-15-2043	2,350,000	2,521,905
New York Dormitory Authority Series A	4.00	3-15-2042	1,500,000	1,486,324
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	3,000,000	2,980,487
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	1,500,000	1,489,505
				8,478,221
Transportation revenue: 1.12%
New York Metropolitan Transportation Authority Refunding Bond Subordinated Series C1	5.25	11-15-2031	3,000,000	3,120,298
New York Metropolitan Transportation Authority Series C	5.00	11-15-2034	3,000,000	3,194,461
New York Metropolitan Transportation Authority Series C	5.25	11-15-2030	2,000,000	2,081,720
				8,396,479
Water & sewer revenue: 0.34%
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	2,545,000	2,554,021
				44,644,184
Ohio: 2.54%
Airport revenue: 0.30%
Port of Greater Cincinnati Development Authority	4.38	6-15-2056	2,340,000	2,245,750
Health revenue: 0.97%
Cleveland Cuyahoga County OH Port Authority Economic Development Center for Dialysis Care Project Series A	5.00	12-1-2037	2,700,000	2,764,951
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	750,000	693,390
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	2,000,000	1,911,581
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	2,000,000	1,900,445
				7,270,367
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Series A	2.88	2-1-2026	2,000,000	1,913,456
Miscellaneous revenue: 0.56%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	2,000,000	2,030,452
Ohio Private Activity Bond Series A (AGM Insured)	5.00	12-31-2029	2,070,000	2,135,000
				4,165,452
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  15

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.45%
Lancaster OH Port Authority Gas Supply Series A (Royal Bank of Canada LIQ)	5.00%	8-1-2049	$ 1,920,000	$ 1,958,456
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	1,500,000	1,418,696
				3,377,152
				18,972,177
Oklahoma: 1.88%
Airport revenue: 0.81%
Oklahoma City OK Airport Trust AMT Junior Lien Thirty Third Series	5.00	7-1-2037	3,805,000	4,007,016
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	2,000,000	2,074,594
				6,081,610
Miscellaneous revenue: 1.07%
Custer County OK EDA Series E	4.00	12-1-2031	3,250,000	3,441,302
Garfield County OK Educational Facilities Authority Enid Public Schools Project	5.00	9-1-2027	1,895,000	2,022,757
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	2,000,000	2,045,177
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	473,310
				7,982,546
				14,064,156
Oregon: 0.39%
Health revenue: 0.39%
Medford OR Hospital Facilities Authority Revenue Refunding Asante Projects Series A	5.00	8-15-2045	2,750,000	2,902,767
Pennsylvania: 7.14%
Airport revenue: 1.12%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	3,715,000	3,549,723
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2036	1,630,000	1,623,884
Philadelphia PA Airport Revenue Bond Series 2020C	4.00	7-1-2040	655,000	635,361
Philadelphia PA Airport Revenue Bond Series B	5.00	7-1-2042	2,500,000	2,558,332
				8,367,300
Education revenue: 1.10%
Allegheny County PA IDA Propel Charter School Sunrise Project	5.25	7-15-2023	90,000	90,361
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project Millersville University	5.00	7-1-2023	760,000	764,040
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,035,244
Philadelphia PA IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,490,000	2,361,760
Philadelphia PA IDA Thomas Jefferson University Series B ø	4.53	9-1-2050	4,000,000	4,000,000
				8,251,405
See accompanying notes to portfolio of investments

16  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.98%
Armstrong PA School District Series A (BAM Insured)	4.00%	3-15-2037	$ 1,000,000	$ 1,029,125
Philadelphia PA Refunding Bond Series A	5.25	7-15-2033	1,010,000	1,030,820
Philadelphia PA School District Series F	5.00	9-1-2036	3,000,000	3,134,746
Philadelphia PA School District Series F	5.00	9-1-2037	1,000,000	1,043,283
Philadelphia PA School District Unrefunded Bond Series F	5.00	9-1-2030	1,000,000	1,065,744
				7,303,718
Health revenue: 1.07%
Bucks County PA IDA Hospital Revenue	4.00	8-15-2035	450,000	457,207
Bucks County PA IDA Hospital Revenue	4.00	8-15-2036	900,000	906,366
Bucks County PA IDA Hospital Revenue	4.00	8-15-2037	2,285,000	2,282,612
Pennsylvania EDFA Private Activity Revenue Bonds Series 2022	5.25	6-30-2053	3,380,000	3,423,396
Pennsylvania EDFA University of Pittsburgh Medical Center Series A-1	4.00	4-15-2045	1,000,000	955,212
				8,024,793
Industrial development revenue: 0.68%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	5,000,000	5,105,171
Miscellaneous revenue: 1.22%
Philadelphia PA IDA	5.00	12-1-2037	1,500,000	1,580,865
Philadelphia PA Municipal Authority Revenue Refunding Bond City Agreement Juvenile Justice Services Center	5.00	4-1-2033	2,355,000	2,575,214
Philadelphia PA Public School Building Authority Prerefunded Bond Series A	5.00	6-1-2036	190,000	207,365
State Public School Building Authority Project Series 2016-A	5.00	6-1-2036	4,525,000	4,756,617
				9,120,061
Resource recovery revenue: 0.19%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A	3.45	4-1-2034	1,415,000	1,414,720
Tax revenue: 0.31%
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	1,115,000	1,177,183
Southeastern Pennsylvania Transportation Authority Series 2022	5.25	6-1-2047	1,000,000	1,126,363
				2,303,546
Transportation revenue: 0.47%
Lancaster PA Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,508,481
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,042,661
Pennsylvania Turnpike Commission Subordinate Bond Series A	4.00	12-1-2045	1,000,000	971,329
				3,522,471
				53,413,185
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  17

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.09%
Resource recovery revenue: 0.09%
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A†	6.00%	2-1-2035	$ 1,500,000	$ 600,000
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC Green Bond	8.00	12-6-2029	115,000	94,103
				694,103
Tennessee: 1.57%
Utilities revenue: 1.57%
Tennergy Corporation Tennessee Gas Supply Series A	4.00	12-1-2051	4,050,000	3,989,106
Tennergy Corporation Tennessee Gas Supply Series A	5.50	10-1-2053	1,000,000	1,061,622
Tennessee Energy Acquisition Corporation Refunding Bond Project Series A 1	5.00	5-1-2053	6,500,000	6,689,701
				11,740,429
Texas: 7.03%
Airport revenue: 0.68%
Austin TX Airport System AMT	5.00	11-15-2044	2,500,000	2,510,464
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,548,094
				5,058,558
Education revenue: 1.24%
Arlington TX Higher Education Finance Corporation Revenue Bonds Series 2022A 144A	6.00	2-15-2042	250,000	237,540
Arlington TX Higher Education Finance Corporation Universal Academy Project Series A	7.13	3-1-2044	1,250,000	1,266,343
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	1,000,000	1,004,516
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	2,500,000	2,530,467
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	2,250,000	2,263,281
Clifton TX Higher Educational Finance Corporation International Leadership Series A	5.50	8-15-2035	2,000,000	2,008,636
				9,310,783
GO revenue: 2.32%
El Paso County TX Hospital District	5.00	8-15-2029	1,555,000	1,562,554
Houston TX Independent School District Refunding Bond Limited Tax Series C	4.00	6-1-2039	3,000,000	3,078,614
Palestine TX Certificates of Obligation (AGM Insured)	4.00	2-15-2051	3,625,000	3,465,145
Port Isabel TX Series 2019 144A	5.10	2-15-2049	475,000	485,348
Temple TX College District Series 2021	3.00	7-1-2027	400,000	408,196
Waller TX Independent School District School Building (BAM Insured)	5.00	2-15-2045	7,610,000	8,389,930
				17,389,787
Tax revenue: 0.15%
Old Spanish Trail Alameda Corridors RDA (BAM Insured)	4.00	9-1-2035	1,070,000	1,125,876
See accompanying notes to portfolio of investments

18  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.70%
Central Texas Regional Mobility Authority Revenue Refunding Senior Lien Series B	4.00%	1-1-2038	$ 550,000	$ 550,728
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	1,000,000	1,053,092
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	2,500,000	2,356,478
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	1,300,000	1,314,578
				5,274,876
Utilities revenue: 1.01%
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	7,500,000	7,526,369
Water & sewer revenue: 0.93%
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2047	5,000,000	5,594,995
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	801,859
Upper Trinity TX Regional Water District (BAM Insured)	5.00	8-1-2029	500,000	533,846
				6,930,700
				52,616,949
Utah: 1.27%
Airport revenue: 0.28%
Salt Lake City UT AMT Series A	5.00	7-1-2043	1,000,000	1,054,965
Salt Lake City UT AMT Series A	5.25	7-1-2048	1,000,000	1,038,298
				2,093,263
Education revenue: 0.99%
Utah Charter School Finance Authority Christian School Early Light Academy Project 144A	4.50	7-15-2027	510,000	495,089
Utah Charter School Finance Authority Freedom Academy Foundation Project 144A	5.25	6-15-2037	3,000,000	2,912,124
Utah Charter School Finance Authority Refunding Bond Freedom Academy Foundation Project 144A	5.38	6-15-2048	1,500,000	1,395,369
Utah Charter School Finance Authority Refunding Bond Summit Academy Incorporated Series A (CSCE Insured)	5.00	4-15-2039	1,550,000	1,620,813
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	3.63	6-15-2029	370,000	338,521
Utah Charter School Finance Authority Wallace Stegner Academy Project 144A	5.00	6-15-2039	675,000	626,753
				7,388,669
				9,481,932
Virginia: 0.10%
Health revenue: 0.04%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	5.00	9-1-2050	500,000	314,175
Transportation revenue: 0.06%
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	500,000	461,543
				775,718
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  19

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 2.87%
Airport revenue: 1.22%
Port of Seattle WA AMT Intermediate Lien	4.00%	4-1-2044	$ 3,500,000	$ 3,350,886
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	3,000,000	3,139,832
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	1,500,000	1,584,733
Port of Seattle WA AMT Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.00	8-1-2047	1,000,000	1,055,910
				9,131,361
GO revenue: 1.05%
Grant County Washington Public Hospital District #002 Quincy Valley Medical Center	5.00	12-1-2038	1,500,000	1,572,930
King County WA Public Hospital District #1 Series 2016	5.00	12-1-2036	475,000	498,980
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	5,500,000	5,791,187
				7,863,097
Health revenue: 0.60%
Washington HCFR Authority Catholic Health Initiatives Series 2013B-2 (SIFMA Municipal Swap +1.40%) ±	5.37	1-1-2035	2,000,000	2,000,958
Washington HCFR Authority Catholic Health Initiatives Series A	5.00	1-1-2029	1,300,000	1,369,892
Washington HCFR Authority Seattle Cancer Care Alliance Series A	5.00	9-1-2036	365,000	392,613
Washington HCFR Authority Seattle Cancer Care Alliance Series A	5.00	9-1-2037	670,000	715,555
				4,479,018
				21,473,476
Wisconsin: 6.21%
Airport revenue: 0.35%
Wisconsin PFA Airport Facilities Series C	5.00	7-1-2042	2,585,000	2,572,360
Education revenue: 2.07%
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	1,000,000	1,005,629
Wisconsin PFA Educational Revenue Series 2021A 144A	4.00	7-1-2041	3,895,000	2,952,299
Wisconsin PFA Hotel/Conference Center Series 2021A 144A	4.00	9-1-2041	2,000,000	1,698,275
Wisconsin PFA Lease Development University of Kansas Campus Development Project	5.00	3-1-2046	4,500,000	4,664,898
Wisconsin PFA Pine Lake Preparatory 144A	4.95	3-1-2030	1,370,000	1,390,730
Wisconsin PFA Research Triangle High School Project Series 2015A 144A	5.63	7-1-2045	1,790,000	1,800,854
Wisconsin PFA Research Triangle High School Project Series A 144A	4.38	7-1-2025	235,000	233,279
Wisconsin PFA Research Triangle High School Project Series A 144A	5.38	7-1-2035	1,730,000	1,738,358
				15,484,322
Health revenue: 2.23%
Wisconsin HEFA Revenue Bellin Memorial Hospital Series 2022	5.00	12-1-2037	500,000	545,926
Wisconsin HEFA Revenue Bellin Memorial Hospital Series 2022	5.00	12-1-2038	685,000	741,877
See accompanying notes to portfolio of investments

20  |  Allspring Managed Account CoreBuilder Shares - Series M

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Wisconsin HEFA Revenue Bellin Memorial Hospital Series 2022	5.25%	12-1-2048	$ 1,000,000	$ 1,071,780
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2034	700,000	730,446
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2035	500,000	518,189
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2036	600,000	616,755
Wisconsin HEFA Revenue Marshfield Clinic Health System (AGM Insured)	4.00	2-15-2037	550,000	561,050
Wisconsin HEFA Revenue Rogers Memorial Hospital Incorporated Series B	5.00	7-1-2038	750,000	781,662
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series A	5.00	7-1-2044	1,050,000	1,082,716
Wisconsin HEFA Series 2021B	4.00	9-15-2036	525,000	459,481
Wisconsin HEFA Series 2021B	4.00	9-15-2041	510,000	426,718
Wisconsin PFA Series A	4.00	10-1-2049	10,000,000	9,171,924
				16,708,524
Industrial development revenue: 0.20%
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	1,500,000	1,486,109
Miscellaneous revenue: 0.32%
Wisconsin PFA Capital Improvements Series 2018	5.00	7-1-2041	2,280,000	2,419,679
Tax revenue: 1.04%
Mount Pleasant WI Series A	5.00	4-1-2043	5,000,000	5,305,161
Mount Pleasant WI Series A	5.00	4-1-2048	330,000	341,748
Mount Pleasant WI Series A	5.00	4-1-2048	2,090,000	2,154,913
				7,801,822
				46,472,816
Total Municipal obligations (Cost $761,041,787)				733,794,242

		Yield	Shares
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		4.12	8,724,095	8,724,967
Total Short-term investments (Cost $8,725,840)				8,724,967
Total investments in securities (Cost $769,767,627)	99.20%			742,519,209
Other assets and liabilities, net	0.80			6,018,754
Total net assets	100.00%			$748,537,963

See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series M  |  21

Portfolio of investments—March 31, 2023 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$51,093,636	$66,065,210	$(108,432,968)	$(1,557)	$646	$8,724,967	8,724,095	$87,445
See accompanying notes to portfolio of investments

22  |  Allspring Managed Account CoreBuilder Shares - Series M

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$733,794,242	$0	$733,794,242
Short-term investments
Investment companies	8,724,967	0	0	8,724,967
Total assets	$8,724,967	$733,794,242	$0	$742,519,209
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Managed Account CoreBuilder Shares - Series M  |  23

Notes to portfolio of investments—March 31, 2023 (unaudited)

For the three months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

24  |  Allspring Managed Account CoreBuilder Shares - Series M